UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2002

Check here if Amendment |_|; Amendment Number: ____________________
This Amendment (Check only one.):              |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ALLSTATE INVESTMENTS LLC
Address:     3075 SANDERS ROAD, SUITE G4A
             NORTHBROOK, IL. 60062-7127

Form 13F File Number: 28-10298

The insttutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        DOUG WELCH
Title:       ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
Phone:       847-402-2170

Signature, Place, and Date of Signing:


           /s/ Doug Welch             NORTHBROOK, IL.           2/12/2003
      ---------------------------   -------------------       -------------
              [Signature]              [City, State]              [Date]

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of thius reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all hgoldings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

             Form 13F File Number           Name

             028-00035                      ALLSTATE INSURANCE COMPANY
             028-01037                      ALLSTATE LIFE INSURANCE COMPANY

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         NONE
                                           ----------------
Form 13F Information Table Entry Total:    ---
                                           ----------------
Form 13F Information Table Value Total:    ---
                                           ----------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number        Name

_____        NONE                        NONE